                                                     tet-24f2.1

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


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1.   Name and address of issuer:

          VALUE LINE NEW YORK TAX EXEMPT TRUST
          220 East 42nd Street
          New York, N.Y.  10017

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2. Name of each series or class of funds for which this notice is filed:



          SHARES OF BENEFICIAL INTEREST - Par Value $.01

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3.   Investment Company Act File Number:  33-12400


     Securities Act File Number:  811-5052

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4.   Last day of fiscal year for which this notice is filed:


     February 29, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the Fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                   / /


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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


                                                                   / /


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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


                              -0-

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


                              -0-

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9. Number and aggregate sale price of securities sold during the fiscal year.


          321,569 Shares                                    $3,247,051

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


          321,569 Shares                                    $3,247,051

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):

          138,073 Shares                                    $1,393,207

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12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                              $    3,247,051
                                               --------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                              +    5,444,987
                                               --------------

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                              -      -0-
                                               --------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                              +      -0-
                                               --------------

     (v)    Net aggregate price of securities sold and issued during
            the fiscal year in reliance on rule 24f-2 LESS THAN line (i), plus line(ii), less line (iii), plus line (iv) GREATER THAN (if applicable):
                                                     -0-
                                               --------------


     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                              x      -0-
                                               --------------

     (viii) Fee due LESS THAN line (i) or line (v) multiplied by line (vi) GREATER THAN:

                                                     -0-
                                               ==============


INSTRUCTION:

     Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).


                                                                   / /


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



               Registration Fees for Certain Investment Companies



By (Signature and Title) /s/ Jack M. Houston
                        ------------------------------------------
                           (Name)


                         /s/ Assistant Treasurer
                        ------------------------------------------
                           (Title)

                        Jack M. Houston
                        Assistant Treasurer



Date  March 20, 1996
      ---------------

      *Please print the name and title of the signing officer below the signature.



tet-24f2.1